                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

Item 1. Reports to Shareholders.

The Trust's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Insured Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/2006

TRUST FOR INSURED MUNICIPALS
SYMBOL: VIM
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (1/24/92)            7.52%         6.99%

10-year                              7.10          6.35

5-year                               7.15          8.13

1-year                               2.33          5.32

6-month                              1.84          8.74
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

MARKET CONDITIONS

The economy continued to grow during the six-month period ended April 30, 2006, demonstrating some resiliency in the face of rising oil and other commodity prices, the Gulf Coast hurricanes, and emerging weakness in the housing market. This expansion was more modest in the final months of 2005, but gained considerable momentum in the first quarter.

Against the backdrop of growth and good employment data, the Federal Open Market Committee (the "Fed") continued raising the federal funds target rate during the period, implementing four additional increases of 25 basis points each. These moves brought the target rate to 4.75 percent. The final hike of the period represented the fifteenth consecutive increase--the longest stretch of increases in 25 years. As the period came to a close, market observers speculated about the Fed's near-term intentions, given the central bank's view that although longer-term inflation currently appeared contained, commodity prices could amplify inflationary pressures.

Returns across the municipal bond market varied significantly. As investors sought income opportunities, lower rated bonds outpaced investment-grade bonds by a wide margin. Long-term bonds earned the best returns, broadly speaking, while bonds in the three-to-seven year range posted the most muted gains.

Municipal bond issuance was robust during the final months of 2005. (In fact, 2005 marked a record high for municipal bond volume.) The tide changed in 2006, however. As rising rates discouraged issuers from refinancing debt, national municipal issuance dropped by approximately 25 percent in the first four months of the year versus the same period in 2005. While supply ebbed, the market's appetite for municipal bonds remained strong, with particularly heavy demand from high yield municipal bond funds.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and on a market price basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

-----------------------------------------------------
                                LEHMAN BROTHERS
      BASED ON     BASED ON        MUNICIPAL
        NAV      MARKET PRICE     BOND INDEX

       1.84%        8.74%            1.56%
-----------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, which reduced the benefits of the trust's leverage activities.

We managed the trust according to our long-standing "relative value" discipline. Our strategy involved buying bonds when our research indicates they are attractively valued, and then selling them when they reached our return targets. We then invested the proceeds into bonds which we believe offered greater future total return prospects. We used rigorous research to seek fundamentally strong issues with high liquidity. (Liquid securities are those for which there is a robust market of purchasers and sellers.)

The trust invests in insured securities, with most bonds holding a credit rating of AAA. Throughout the period, we followed a variety of strategies to pursue yield within the parameters of our quality-driven approach.

We positioned the portfolio to reflect our view that yields would continue to rise, with the yields of short-term bonds rising more rapidly than those of long-term bonds. Reflecting this analysis, we kept the trust's duration shorter than that of its benchmark; and this strategy served the trust well. (Duration is a measure of interest rate sensitivity.)

The trust also benefited from our view that the long-term segment of the yield curve was most compelling. We sold shorter-maturity bonds that were pre-refunded, capturing appreciation gains. We redeployed these assets, along with proceeds from bonds that were called by their issuers, into longer-term bonds. In our purchases, we generally selected bonds with maturities of 25 to 30 years, and favored issues with premium coupons and defensive characteristics. In contrast, we avoided non-callable bonds and zero-coupon bonds, as these tend to underperform during periods of rising interest rates.

Although the supply of insured issuance dropped dramatically in 2006, we maintained a well-diversified portfolio, with a bias to the essential services sector of the market that proved advantageous. As of the close of the period, the trust's largest sector weightings were in the airports, public education and general purpose sectors. Overall, the trust's preference for well-known issues with strong demand from in-state investors enhanced performance as well.

We also found attractive yield opportunities by diversifying the portfolio to include securities insured by less well-known, but financially sound companies with AAA ratings. These bonds often offered higher yields than comparable issues insured by more recognized companies.

A small stake in inverse floating rate securities, representing 2.4 percent of assets at the close of the period, provided an additional boost to performance.

VIM's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

TOP FIVE SECTORS AS OF 4/30/06
INDUSTRY
Airports                                                         18.2%
Public Education                                                 13.3
General Purpose                                                  13.2
Higher Education                                                  9.2
Public Buildings                                                  9.0

RATINGS ALLOCATION AS OF 4/30/06
AAA/Aaa                                                          98.5%
AA/Aa                                                             0.1
A/A                                                               1.4

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/06
Illinois                                                         13.4%
Texas                                                            11.1
California                                                        7.8
Pennsylvania                                                      4.7
Alabama                                                           4.7
Indiana                                                           4.3
Ohio                                                              4.1
Florida                                                           3.6
Arkansas                                                          3.4
Colorado                                                          3.1
Arizona                                                           2.8
Louisiana                                                         2.6
New York                                                          2.5
Puerto Rico                                                       2.5
South Carolina                                                    2.5
Washington                                                        2.5
Michigan                                                          2.1
Georgia                                                           2.1
Tennessee                                                         2.0
Nevada                                                            1.7
Oregon                                                            1.7
West Virginia                                                     1.5
Hawaii                                                            1.4
Missouri                                                          1.4
North Carolina                                                    1.4
District of Columbia                                              1.4
New Jersey                                                        1.1

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/06
                                       (continued from previous page)
South Dakota                                                      1.1
Rhode Island                                                      0.9
Oklahoma                                                          0.9
Kansas                                                            0.9
North Dakota                                                      0.8
Wisconsin                                                         0.7
Virginia                                                          0.6
Nebraska                                                          0.4
Idaho                                                             0.2
New Mexico                                                        0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site a http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  154.3%
          ALABAMA  7.3%
$  915    Alabama Drinking Wtr Fin Auth Revolving Fd Ln
          Ser A (AMBAC Insd).............................. 5.125%   08/15/16   $    966,524
 1,380    Alabama Drinking Wtr Fin Auth Revolving Fd Ln
          Ser A (AMBAC Insd).............................. 5.250    08/15/18      1,461,862
   750    Alabama St Brd Ed Rev Jefferson St Cmnty College
          (AMBAC Insd).................................... 5.000    10/01/21        782,325
 3,080    Clarke & Mobile Cntys, AL Gas Dist Gas Rev
          (AMBAC Insd) (a)................................ 5.250    01/01/18      3,277,859
   100    Dothan, AL Wtr (AMBAC Insd)..................... 5.000    09/01/15        106,346
 1,000    Dothan, AL Wtr (AMBAC Insd)..................... 5.000    09/01/18      1,052,150
 1,480    Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (AMT)
          (MBIA Insd)..................................... 5.600    12/01/20      1,573,521
 1,985    Elmore Cnty, AL Ltd Oblig Sch Wts (FSA Insd)
          (a)............................................. 5.000    02/01/21      2,064,063
                                                                               ------------
                                                                                 11,284,650
                                                                               ------------
          ARIZONA  4.4%
 1,395    Greater AZ Dev Auth Infrastructure Rev Ser A
          (MBIA Insd)..................................... 5.000    08/01/22      1,458,528
 2,000    Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien
          (AMT) (FGIC Insd)............................... 5.375    07/01/29      2,027,920
   965    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
          Irvington Proj Tucson Ser A Rfdg (FSA Insd)..... 7.250    07/15/10        971,041
 1,150    Tucson, AZ Wtr Rev Rfdg (FGIC Insd)............. 5.500    07/01/17      1,250,659
 1,000    University AZ Univ Rev Sys Ser A (AMBAC Insd)... 5.000    06/01/28      1,036,550
                                                                               ------------
                                                                                  6,744,698
                                                                               ------------
          ARKANSAS  5.3%
 1,500    Heber Springs, AR Hosp & Baptist Hlth (CIFG
          Insd)........................................... 4.625    05/01/31      1,460,940
 1,000    University AR Univ Rev Pine Bluff Campus Ser A
          Rfdg (AMBAC Insd)............................... 5.000    12/01/30      1,032,660
 1,010    University AR Univ Rev Var Fac UAM Campus (FGIC
          Insd)........................................... 5.000    03/01/23      1,056,692
 1,920    University AR Univ Rev Var Fac UAM Campus (FGIC
          Insd)........................................... 5.000    03/01/27      1,996,320
 2,485    University AR Univ Rev Var Fac UAM Campus (FGIC
          Insd)........................................... 5.000    03/01/28      2,581,766
                                                                               ------------
                                                                                  8,128,378
                                                                               ------------
          CALIFORNIA  12.2%
 1,715    Baldy Mesa, CA Wtr Dist Ctf Partn Parity Wtr Sys
          Impt Proj (AMBAC Insd).......................... 5.000    08/01/36      1,766,947
 2,000    California Stwide Cmnty Pooled Fin Pgm Ser S
          (FSA Insd)...................................... 5.250    10/01/19      2,136,680
 1,750    Huntington Pk, CA Pub Fin Ser A Rfdg (FSA
          Insd)........................................... 5.250    09/01/18      1,898,925
 5,000    Placentia Yorba Linda CA Uni Sch Dist Ctf Partn
          (FGIC Insd)..................................... 5.000    10/01/30      5,149,450

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          CALIFORNIA (CONTINUED)
$3,000    Sacramento, CA City Fin Auth Rev Tax Alloc Ser A
          (FGIC Insd)..................................... 5.000%   12/01/34   $  3,079,440
 2,000    University CA Rev Ltd Proj Ser B (FSA Insd)..... 5.000    05/15/30      2,066,160
 2,585    Woodland, CA Fin Auth Waste Wtr Rev Second Sr
          Lien (MBIA Insd)................................ 5.000    03/01/35      2,654,537
                                                                               ------------
                                                                                 18,752,139
                                                                               ------------
          COLORADO  4.9%
 1,600    Arkansas Riv Pwr Auth CO Pwr Rev Impt (XLCA
          Insd)........................................... 5.250    10/01/40      1,683,264
 1,255    Colorado Ed & Cultural Fac Auth Rev Charter Sch
          Aurora Academy Proj (XLCA Insd) (a)............. 5.250    02/15/24      1,324,263
 1,200    Colorado Ed & Cultural Fac Charter Sch Ridgeview
          Ser A (XLCA Insd)............................... 5.500    08/15/35      1,296,420
   560    Weld & Adams Cntys, CO Sch Dist Ser J (FSA
          Insd)........................................... 5.000    12/15/22        584,903
 2,425    Weld Cnty, CO Sch Dist No 006 (Prerefunded @
          12/01/11) (FSA Insd) (b)........................ 5.500    12/01/19      2,631,853
                                                                               ------------
                                                                                  7,520,703
                                                                               ------------
          DISTRICT OF COLUMBIA  2.1%
 2,035    District of Columbia Tax Increment Rev Gallery
          Place Proj (FSA Insd) (a)....................... 5.500    07/01/14      2,182,599
 1,000    District of Columbia Tax Increment Rev Gallery
          Place Proj (FSA Insd)........................... 5.500    07/01/15      1,076,760
                                                                               ------------
                                                                                  3,259,359
                                                                               ------------
          FLORIDA  5.7%
   230    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)........................................... 5.950    07/01/20        241,512
 2,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          Hub Ser A (AMT) (FGIC Insd)..................... 5.375    10/01/27      2,086,880
 4,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          Hub Ser A (AMT) (FGIC Insd)..................... 4.750    10/01/36      3,929,080
   280    Orange Cnty, FL Hsg Fin Auth Single Family Mtg
          Rev Ser A (AMT) (GNMA Collateralized)........... 6.200    10/01/16        285,104
 2,000    Pasco Cnty, FL Solid Waste Disp & Res Recovery
          Sys Rev (AMT) (AMBAC Insd)...................... 6.000    04/01/11      2,145,260
                                                                               ------------
                                                                                  8,687,836
                                                                               ------------
          GEORGIA  3.3%
 1,000    Cobb Cnty, GA Dev Auth Rev KSU Town Point Real
          Estate Ser A (CIFG Insd)........................ 5.000    07/15/26      1,035,950
 1,895    Georgia Sch Brds Assn Inc Ctf Partn Dekalb Cnty
          Pub Sch Proj (MBIA Insd)........................ 5.000    12/01/23      1,970,326
 2,000    Newton Cnty, GA Indl Dev Auth Gpc Fndtn Real
          Estate Newton (CIFG Insd)....................... 5.000    06/01/34      2,050,120
                                                                               ------------
                                                                                  5,056,396
                                                                               ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          HAWAII  2.3%
$2,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Proj Ser C (AMT) (AMBAC
          Insd)........................................... 6.200%   11/01/29   $  2,154,300
 1,250    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Proj Ser D Rfdg (AMT) (AMBAC
          Insd)........................................... 6.150    01/01/20      1,325,913
                                                                               ------------
                                                                                  3,480,213
                                                                               ------------
          ILLINOIS  20.9%
 2,000    Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)....   *      01/01/32        489,680
 2,705    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien Ser E Rfdg (CIFG Insd) (a)................. 5.250    01/01/20      2,850,502
 5,000    Chicago, IL O'Hare Intl Arpt Rev RR II (AMT)
          (Inverse Floating Rate) (Acquired 08/18/03, Cost
          $5,323,550) (FSA Insd) (a) (c).................. 7.550    01/01/22      5,894,400
   845    Chicago, IL Pk Dist Ltd Tax Ser A (Prerefunded @
          01/01/11) (FGIC Insd)........................... 5.500    01/01/18        907,640
   155    Chicago, IL Pk Dist Ltd Tax Ser A (FGIC Insd)
          (a)............................................. 5.500    01/01/18        164,103
 5,000    Chicago, IL Proj & Rfdg (FGIC Insd)............. 5.250    01/01/28      5,204,850
 1,120    Chicago, IL Proj Ser C Rfdg (FGIC Insd)......... 5.500    01/01/40      1,192,542
 1,770    Glenwood, IL (FSA Insd) (a)..................... 5.375    12/01/30      1,868,058
 1,000    Illinois Ed Fac Auth Rev Robert Morris College
          (MBIA Insd)..................................... 5.800    06/01/30      1,029,470
 3,000    Illinois St First Ser (FGIC Insd)............... 5.500    02/01/16      3,228,720
 1,500    Illinois St First Ser (FGIC Insd)............... 5.500    02/01/17      1,606,005
 2,000    Illinois St First Ser (FGIC Insd)............... 5.500    02/01/18      2,141,340
 1,000    Illinois St Sales Tax Rev (FSA Insd)............ 5.000    06/15/28      1,033,640
 2,000    Illinois St Sales Tax Rev (FSA Insd)............ 5.000    06/15/30      2,065,780
 1,260    Kendall, Kane & Will Cntys, IL (FGIC Insd)...... 5.500    10/01/12      1,357,675
 1,050    Kendall, Kane & Will Cntys, IL Ser B (FGIC
          Insd)........................................... 5.000    10/01/22      1,088,157
                                                                               ------------
                                                                                 32,122,562
                                                                               ------------
          INDIANA  6.7%
 2,025    Aurora, IN Sch Bldg Ind Corp First Mtg (FGIC
          Insd)........................................... 5.000    07/15/23      2,099,399
 1,085    Indiana St Rec Dev Cmnty Rev (AMBAC Insd) (a)... 5.000    07/01/18      1,131,123
 1,235    Indianapolis, IN Loc Pub Impt Ser D (AMBAC
          Insd)........................................... 5.500    02/01/21      1,308,631
 1,000    New Albany Floyd Cnty, IN Sch Bldg Corp First
          Mtg Rfdg (FSA Insd)............................. 5.000    07/15/23      1,038,450
 2,000    New Albany Floyd Cnty, IN Sch Bldg Corp First
          Mtg Rfdg (FSA Insd)............................. 5.000    07/15/25      2,070,800
 1,195    Saint Joseph Cnty, IN Econ Dev Saint Mary's
          College Proj (MBIA Insd)........................ 5.125    04/01/28      1,229,607
 1,290    Shelbyville, IN Cent Renovation Sch Bldg Corp
          First Mtg (MBIA Insd)........................... 5.000    07/15/20      1,345,547
                                                                               ------------
                                                                                 10,223,557
                                                                               ------------
          KANSAS  1.4%
 1,990    Kansas St Dev Fin Auth Lease Juvenile Justice
          Auth Ser D (MBIA Insd).......................... 5.250    05/01/15      2,112,365
                                                                               ------------

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          LOUISIANA  4.1%
$3,145    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev
          Lake Charles Mem Hosp Proj Ser A (Connie Lee
          Insd)........................................... 6.650%   12/01/21   $  3,196,484
 1,000    Louisiana Hsg Fin Agy Mtg Rev Coll Mtg Malta
          Square Proj (AMT) (GNMA Collateralized)......... 6.450    09/01/27      1,032,110
   985    Louisiana Hsg Fin Agy Rev Azalea Estates Ser A
          Rfdg (AMT) (GNMA Collateralized)................ 5.375    10/20/39      1,004,867
 1,000    Louisiana Loc Govt Envir Fac Cmnty Dev Auth Rev
          Ascension Parish Lib Proj (AMBAC Insd).......... 5.250    04/01/35      1,047,480
                                                                               ------------
                                                                                  6,280,941
                                                                               ------------
          MICHIGAN  2.2%
 1,000    Detroit, MI Ser A (XLCA Insd)................... 5.250    04/01/23      1,049,930
 1,000    Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll
          Detroit Edison Co Ser AA Rfdg (FGIC Insd)....... 6.950    09/01/22      1,279,500
 1,000    Plymouth Canton, MI Cmnty Sch Dist (FGIC
          Insd)........................................... 5.000    05/01/28      1,031,610
                                                                               ------------
                                                                                  3,361,040
                                                                               ------------
          MISSOURI  2.2%
 1,000    Chesterfield, MO Ctf Partn (FGIC Insd).......... 5.000    12/01/21      1,042,920
   520    Missouri St Hsg Dev Commn Multi-Family Hsg
          Brookstone Ser A (AMT).......................... 6.000    12/01/16        532,173
   655    Missouri St Hsg Dev Commn Multi-Family Hsg
          Truman Farm Ser A (AMT) (FSA Insd).............. 5.750    10/01/11        669,161
 1,175    Nixa, MO Elec Sys Rev (XLCA Insd)............... 5.000    04/01/25      1,203,611
                                                                               ------------
                                                                                  3,447,865
                                                                               ------------
          NEBRASKA  0.7%
   985    Nebraska Invt Fin Auth Multi-Family Rev Hsg
          Summit Club Apt Proj (AMT)...................... 5.700    10/01/12      1,003,735
                                                                               ------------

          NEVADA  2.7%
 4,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
          Proj Ser A (AMT) (AMBAC Insd)................... 5.250    07/01/34      4,143,520
                                                                               ------------

          NEW JERSEY  1.7%
 2,510    Essex Cnty, NJ Impt Auth Arpt Rev Cnty Gtd Rfdg
          (AMT) (MBIA Insd)............................... 5.125    10/01/21      2,582,363
                                                                               ------------

          NEW MEXICO  0.1%
   205    New Mexico Mtg Fin Auth Single Family Mtg Pgm A2
          (AMT) (GNMA Collateralized)..................... 6.050    07/01/16        205,670
                                                                               ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NEW YORK  4.0%
$1,000    Buffalo, NY Sch Ser B (MBIA Insd)............... 5.375%   11/15/18   $  1,075,510
 1,800    New York City Transitional Future Tax Secd Ser D
          (MBIA Insd)..................................... 5.250    02/01/18      1,917,720
 3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
          Intl Arpt Terminal 6 (AMT) (MBIA Insd).......... 5.750    12/01/25      3,085,020
                                                                               ------------
                                                                                  6,078,250
                                                                               ------------
          NORTH CAROLINA  2.2%
 1,585    Brunswick Cnty, NC Enterprise Ser A (FSA
          Insd)........................................... 5.250    04/01/24      1,684,078
 1,110    Buncombe Cnty, NC Ctf Partn Ser 2005 (AMBAC
          Insd)........................................... 5.000    04/01/18      1,162,436
   500    Buncombe Cnty, NC Ctf Partn Ser 2005 (AMBAC
          Insd)........................................... 5.000    04/01/22        519,870
                                                                               ------------
                                                                                  3,366,384
                                                                               ------------
          NORTH DAKOTA  1.3%
 1,900    North Dakota St Brd Higher Ed Rev Univ ND Hsg &
          Aux Fac (FSA Insd) (a).......................... 5.000    04/01/26      1,974,537
                                                                               ------------

          OHIO  6.4%
 2,500    Cuyahoga Falls, OH Ser 1 (FGIC Insd)............ 5.250    12/01/17      2,600,700
 1,820    Garfield Heights, OH City Sch Dist Sch Impt
          (MBIA Insd) (a)................................. 5.500    12/15/19      1,953,952
 1,500    Hamilton Cnty, OH Swr Sys Rev Impt Met Swr Dist
          Ser B (MBIA Insd)............................... 5.000    12/01/30      1,554,885
 1,000    New Albany, OH Cmnty Auth Cmnty Fac Rev Ser B
          (AMBAC Insd).................................... 5.500    10/01/17      1,074,470
   790    Ohio Hsg Fin Agy Mtg Rev Residential Mtg Bkd Sec
          Ser C (AMT) (GNMA Collateralized)............... 4.900    03/01/11        808,691
 1,715    Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser
          A (FSA Insd).................................... 5.500    04/01/18      1,840,847
                                                                               ------------
                                                                                  9,833,545
                                                                               ------------
          OKLAHOMA  1.4%
   735    Leflore Cnty, OK Pub Bldgs Auth Jail Pub Fac
          Lease Rev Jail & Courthouse Expansion Proj
          (AMBAC Insd).................................... 5.000    12/01/44        756,528
 1,250    Tulsa, OK Arpt Impt Tr Gen Rev Ser A (AMT) (FGIC
          Insd)........................................... 6.000    06/01/20      1,404,875
                                                                               ------------
                                                                                  2,161,403
                                                                               ------------
          OREGON  2.6%
 2,150    Oregon St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A
          (MBIA Insd) (a)................................. 5.500    01/01/16      2,249,029
 1,715    Oregon St Dept Admin Ser C Rfdg (MBIA Insd)..... 5.250    11/01/18      1,815,808
                                                                               ------------
                                                                                  4,064,837
                                                                               ------------

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          PENNSYLVANIA  7.4%
$2,000    Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh
          Mercy Hlth Sys Inc (Escrowed to Maturity) (AMBAC
          Insd)........................................... 5.625%   08/15/26   $  2,126,260
 5,000    Philadelphia, PA Auth Indl Dev Lease Rev Ser B
          (FSA Insd)...................................... 5.500    10/01/15      5,411,350
 1,300    Philadelphia, PA Gas Wks Rev 18th Ser (AGL
          Insd)........................................... 5.250    08/01/16      1,379,703
 2,300    Philadelphia, PA Redev Auth Rev Neighborhood
          Transformation Ser A (FGIC Insd)................ 5.500    04/15/22      2,456,768
                                                                               ------------
                                                                                 11,374,081
                                                                               ------------
          RHODE ISLAND  1.4%
 1,500    Rhode Island Port Auth & Econ Dev Corp Arpt Rev
          Ser A (AMT) (FSA Insd).......................... 7.000    07/01/14      1,703,355
   500    Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA
          Insd)........................................... 5.000    07/01/21        511,245
                                                                               ------------
                                                                                  2,214,600
                                                                               ------------
          SOUTH CAROLINA  3.9%
 2,000    Dorchester Cnty, SC Sch Dist No 002 Installment
          Pur Rev Growth (AGL Insd)....................... 5.000    12/01/29      2,050,360
 3,750    South Carolina Jobs Econ Dev Auth Indl Rev Elec
          & Gas Co Proj Ser B (AMT) (AMBAC Insd).......... 5.450    11/01/32      3,928,800
                                                                               ------------
                                                                                  5,979,160
                                                                               ------------
          SOUTH DAKOTA  1.7%
 1,475    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd) (a)... 5.000    12/01/17      1,548,529
   985    South Dakota St Hlth & Ed Fac Auth Vocational Ed
          Pgm Ser A (AMBAC Insd).......................... 5.400    08/01/13      1,018,303
                                                                               ------------
                                                                                  2,566,832
                                                                               ------------
          TENNESSEE  3.2%
 4,315    Metropolitan Nashville Arpt Auth TN Arpt Rev
          Impt Ser A Rfdg (FGIC Insd)..................... 6.600    07/01/15      4,864,386
                                                                               ------------

          TEXAS  16.5%
 2,675    Dallas Cnty, TX Cmnty College Fin Sys (AMBAC
          Insd) (a)....................................... 5.375    02/15/18      2,802,544
 2,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A Rfdg (AMT) (FGIC Insd)........................ 5.875    11/01/17      2,148,460
 1,500    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A Rfdg (AMT) (FGIC Insd)........................ 5.875    11/01/18      1,611,345
 5,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A Rfdg (AMT) (FGIC Insd)........................ 5.500    11/01/31      5,231,350
 2,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A Rfdg (AMT) (MBIA Insd)........................ 5.500    11/01/33      2,116,440
 1,820    Galveston Cnty, TX Ctf Oblig Ser C (AMBAC Insd)
          (a)............................................. 5.250    02/01/20      1,915,441
 1,380    Houston, TX Cmnty College Sys Rev Sr Lien
          Student Fee Rfdg (FSA Insd)..................... 5.250    04/15/19      1,467,671

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$  500    Laredo, TX ISD Pub Fac Corp Lease Rev Ser A
          (AMBAC Insd).................................... 5.000%   08/01/29   $    507,460
 1,000    Laredo, TX ISD Pub Fac Corp Lease Rev Ser C
          (AMBAC Insd).................................... 5.000    08/01/29      1,014,920
 5,000    Texas St Tpk Auth Cent TX Tpk First Tier Ser A
          (AMBAC Insd).................................... 5.500    08/15/39      5,367,800
 1,150    Wichita Falls, TX Wtr & Swr Rev Priority Lien
          (AMBAC Insd).................................... 5.375    08/01/17      1,221,162
                                                                               ------------
                                                                                 25,404,593
                                                                               ------------
          VIRGINIA  1.0%
 1,495    Harrisonburg, VA Redev & Hsg Auth Multi-Family
          Hsg Rev Greens of Salem Run Proj (AMT).......... 6.200    04/01/17      1,533,661
                                                                               ------------

          WASHINGTON  3.8%
 2,000    Chelan Cnty, WA Pub Util Dist No 001 Cons Rev
          Chelan Hydro Ser A (AMT) (MBIA Insd)............ 5.600    01/01/36      2,123,160
   835    Cowlitz Cnty, WA Pub Util (FGIC Insd)........... 5.000    09/01/23        862,839
 2,760    Spokane Cnty, WA Sch Dist No 363 (FGIC Insd).... 5.250    12/01/21      2,932,638
                                                                               ------------
                                                                                  5,918,637
                                                                               ------------
          WEST VIRGINIA  2.3%
 3,475    West Virginia St Wtr Dev Auth Wtr Dev Rev Ln Pgm
          II Ser A-II Rfdg (FGIC Insd).................... 5.000    11/01/33      3,585,123
                                                                               ------------

          WISCONSIN  1.1%
 1,610    Wisconsin St Ser 3 Rfdg (FGIC Insd)............. 5.250    05/01/22      1,712,702
                                                                               ------------

          PUERTO RICO  3.9%
 5,000    Puerto Rico Commwlth Hwy & Trans Auth Hwy Rev
          Ser Y Rfdg (FSA Insd)........................... 6.250    07/01/21      6,031,350
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  154.3%
  (Cost $229,567,901).......................................................    237,062,071

SHORT-TERM INVESTMENTS  2.1%
  (Cost $3,300,000).........................................................      3,300,000
                                                                               ------------

TOTAL INVESTMENTS  156.4%
  (Cost $232,867,901).......................................................    240,362,071
OTHER ASSETS IN EXCESS OF LIABILITIES  2.2%.................................      3,386,304
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.6%).................    (90,093,193)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $153,655,182
                                                                               ============

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.8% of net assets applicable to common shares.

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 2006 (Current
  Notional Value of $104,156 per contract)..................     257         $135,175
                                                                 ===         ========

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2006:
INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                          NOTIONAL    UNREALIZED
                                             FLOATING   FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX    RATE      RATE       DATE       (000)     DEPRECIATION
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.375%    7/11/26      $3,270      $  3,338
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.137     6/28/26       5,090       147,372
                                                                                         -------------
                                                                                           $150,710
                                                                                         =============

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $232,867,901).......................  $240,362,071
Cash........................................................       254,220
Interest Receivable.........................................     3,530,428
Swap Contracts..............................................       150,710
Other.......................................................         3,502
                                                              ------------
    Total Assets............................................   244,300,931
                                                              ------------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       110,321
  Variation Margin on Futures...............................        40,156
  Income Distributions--Common Shares.......................        30,285
  Other Affiliates..........................................        12,810
Trustees' Deferred Compensation and Retirement Plans........       298,958
Accrued Expenses............................................        60,026
                                                              ------------
    Total Liabilities.......................................       552,556
Preferred Shares (including accrued distributions)..........    90,093,193
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $153,655,182
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($153,655,182 divided by
  9,808,246 shares outstanding).............................  $      15.67
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 9,808,246 shares issued and
  outstanding)..............................................  $     98,082
Paid in Surplus.............................................   144,784,532
Net Unrealized Appreciation.................................     7,780,055
Accumulated Net Realized Gain...............................       507,972
Accumulated Undistributed Net Investment Income.............       484,541
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $153,655,182
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 3,600 issued with liquidation preference of
  $25,000 per share)........................................  $ 90,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $243,655,182
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 5,869,764
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      672,041
Preferred Share Maintenance.................................      123,598
Trustees' Fees and Related Expenses.........................       34,288
Legal.......................................................       24,240
Custody.....................................................       10,928
Other.......................................................      110,661
                                                              -----------
      Total Expenses........................................      975,756
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 4,894,008
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   900,248
  Futures...................................................     (104,380)
                                                              -----------
Net Realized Gain...........................................      795,868
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    9,831,801
                                                              -----------
  End of the Period:
    Investments.............................................    7,494,170
    Futures.................................................      135,175
    Swap Contracts..........................................      150,710
                                                              -----------
                                                                7,780,055
                                                              -----------
Net Unrealized Depreciation During the Period...............   (2,051,746)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,255,878)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,460,334)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 2,177,796
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  4,894,008        $ 10,095,207
Net Realized Gain.......................................         795,868           2,800,221
Net Unrealized Depreciation During the Period...........      (2,051,746)         (6,912,510)
Distributions to Preferred Shareholders:
  Net Investment Income.................................        (858,169)         (1,949,592)
  Net Realized Gain.....................................        (602,165)                -0-
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       2,177,796           4,033,326

Distributions to Common Shareholders:
  Net Investment Income.................................      (3,854,641)         (8,488,496)
  Net Realized Gain.....................................      (2,523,662)                -0-
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (4,200,507)         (4,455,170)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     157,855,689         162,310,859
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $484,541 and
  $303,343, respectively)...............................    $153,655,182        $157,855,689
                                                            ============        ============

See Notes to Financial Statements                                             19

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX MONTHS
                                             ENDED                   YEAR ENDED OCTOBER 31,
                                           APRIL 30,    ------------------------------------------------
                                              2006       2005      2004      2003     2002 (g)    2001
                                           -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD...................................  $ 16.09     $ 16.55   $ 16.37   $ 16.87   $ 17.00    $ 15.88
                                            -------     -------   -------   -------   -------    -------
 Net Investment Income....................      .50(a)     1.03      1.02      1.07      1.11       1.21
 Net Realized and Unrealized Gain/Loss....     (.12)       (.42)      .36       -0-(f)     .33      1.11
 Common Share Equivalent of Distributions
 Paid to Preferred Shareholders:
   Net Investment Income..................     (.09)       (.20)     (.09)     (.08)     (.05)      (.29)
   Net Realized Gain......................     (.06)        -0-      (.01)     (.02)     (.12)      (.02)
                                            -------     -------   -------   -------   -------    -------
Total from Investment Operations..........      .23         .41      1.28       .97      1.27       2.01
Distributions Paid to Common Shareholders:
 Net Investment Income....................     (.39)       (.87)     (.95)    (1.08)    (1.01)      (.83)
 Net Realized Gain........................     (.26)        -0-      (.15)     (.39)     (.39)      (.06)
                                            -------     -------   -------   -------   -------    -------
NET ASSET VALUE, END OF THE PERIOD........  $ 15.67     $ 16.09   $ 16.55   $ 16.37   $ 16.87    $ 17.00
                                            =======     =======   =======   =======   =======    =======
Common Share Market Price at End of the
 Period...................................  $ 14.62     $ 14.06   $ 15.22   $ 16.70   $ 16.12    $ 14.98
Total Return (b)..........................    8.74%*     -2.08%    -2.23%    13.12%    17.34%     11.18%
Net Assets Applicable to Common Shares at
 End of the Period (In millions)..........  $ 153.7     $ 157.9   $ 162.3   $ 160.3   $ 164.5    $ 165.6
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares (c)..........    1.26%       1.19%     1.26%     1.25%     1.40%      1.49%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (c)......................................    6.31%       6.25%     6.29%     6.44%     6.73%      7.34%
Portfolio Turnover........................      16%*        48%       25%       39%       50%        53%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (c)...........     .80%        .77%      .81%      .81%      .90%       .95%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (d)......................................    5.20%       5.05%     5.73%     5.94%     6.46%      5.58%
SENIOR SECURITIES:
Total Preferred Shares Outstanding........    3,600       3,600     3,600     3,600     3,600      3,600
Asset Coverage Per Preferred Share (e)....  $67,708     $68,895   $70,110   $69,554   $70,721    $70,990
Involuntary Liquidating Preference Per
 Preferred Share..........................  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000
Average Market Value Per Preferred
 Share....................................  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000

*  Non-Annualized

(a)Based on average shares outstanding

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $.01

(g)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets applicable to common shares by .01%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

 20                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Insured Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income taxes, consistent with preservation of capital. In normal market conditions, the Trust intends to invest substantially all of its assets in municipal securities which are covered by insurance with respect to the timely payment of principal and interest. The Trust commenced investment operations on January 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2006, the Trust had no when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Trust utilized capital losses carried forward of $303,797.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    At April 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $232,821,733
                                                              ============
Gross tax unrealized appreciation...........................  $  8,466,641
Gross tax unrealized depreciation...........................      (926,303)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  7,540,338
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2005 was as follows:

DISTRIBUTIONS PAID FROM:
Tax exempt income...........................................  $10,365,246

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  523,075
Undistributed tax exempt income.............................     729,742
Undistributed long-term capital gain........................   2,601,812

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust.

    For the six months ended April 30, 2006, the Trust recognized expenses of approximately $6,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2006, the Trust recognized expenses of approximately $27,700, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $37,612,840 and $41,105,206, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors, or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transaction in futures contracts for the six months ended April 30, 2006, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2005.............................      438
Futures Opened..............................................    1,263
Futures Closed..............................................   (1,444)
                                                               ------
Outstanding at April 30, 2006...............................      257
                                                               ======

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

B. INDEXED SECURITY An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. These instruments are identified in the portfolio of investments.

C. INTEREST RATE SWAPS The Trust may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Trust will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/ depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

5. PREFERRED SHARES

The Trust has outstanding 3,600 Auction Preferred Shares (APS) in two series of 1,800 shares each. Dividends are cumulative and the dividend rate is generally reset every 28 days for both series through an auction process. The average rate in effect on April 30, 2006 was 3.595%. During the six months ended April 30, 2006, the rates ranged from 2.590% to 4.500%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, EquiServe Trust Company, N.A., as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing EquiServe Trust Company, N.A., c/o Computershare Investor Services, P.O. Box 43010, Providence, Rhode Island 02940-3010. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, IL 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Trust for Insured Municipals

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Trust for Insured Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Trust for Insured Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VIM SAR 6/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01506P-Y04/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Insured Municipals

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 20, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: June 20, 2006